UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Steven I. Koszalka

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American High-Income Municipal Bond Fund®
Investment portfolio
October 31, 2016
unaudited
Bonds, notes & other debt instruments 96.26% Alabama 1.29%	Principal amount (000)	Value (000)
Ascension Health, Rev. Bonds (Ascension Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$590
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	10,000	11,014
Houston County, Health Care Auth., Series 2016-A, 5.00% 2030	2,000	2,283
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	4,100	4,678
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	806
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	6,500	7,748
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	6,000	7,363
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	520	654
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2034	2,500	792
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2035	17,475	5,090
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2036	7,500	2,002
Jefferson County, Sewer Rev. Warrants, Series 2013-F, 0%/7.75% 2046[1]	2,500	1,919
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2029	1,250	1,516
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	5,000	6,103
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	2,340	2,951
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2033	2,500	2,829
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2036	3,400	3,810
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	5,000	5,183
		67,331
Alaska 0.25%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, 5.00% 2033	2,000	2,245
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, 5.00% 2034	2,000	2,238
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	1,000	1,174
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2018	2,550	2,736
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2019	2,950	3,267
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2020	1,000	1,137
		12,797
Arizona 1.81%
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 2.48% 2048 (put 2020)[2]	2,500	2,544
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.70% 2027	429	434
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.80% 2032	893	901
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 2026	500	493
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 2036	600	599
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2046	1,000	1,007
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2051	560	559
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.243% 2037[2]	6,735	6,275
American High-Income Municipal Bond Fund — Page 1 of 57

unaudited
Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 2036[3]	$2,500	$2,666
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 2047[3]	4,540	4,785
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2041	10,000	10,339
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2046	2,500	2,566
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single Family Mortgage Rev. Bonds, Series 2006-3A, AMT, 5.25% 2038	216	220
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 2034[3]	1,560	1,797
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[3]	6,500	7,570
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2035[3]	1,590	1,646
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2045[3]	2,250	2,304
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 2024[3]	1,250	1,423
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2035[3]	4,350	4,660
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[3]	5,500	5,831
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[3]	1,500	1,607
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[3]	7,100	7,527
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	6,160	6,829
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,690
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,524
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	2,580	2,593
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	541
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	1,000	1,097
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039 (preref. 2019)	1,000	1,142
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2021	500	537
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2022	500	542
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	450	491
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.70% 2029	770	846
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 6.00% 2033	700	775
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	726
		94,086
Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, 2.18% 2044 (put 2022)[2]	1,000	991
California 9.31%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,250	2,460
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 4.00% 2030	115	125
American High-Income Municipal Bond Fund — Page 2 of 57

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2027	$100	$118
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2031	150	173
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2032	160	184
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2033	320	366
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2034	135	154
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030	3,355	3,904
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040 (preref. 2020)	3,295	3,947
Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 2046	2,000	2,349
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2016-A, 5.25% 2036	1,000	1,099
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2020	795	812
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	3,740	3,799
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	500	575
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	1,000	1,147
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	1,000	1,165
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,424
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,500	3,834
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), 5.00% 2023	400	474
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	2,500	2,758
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.73% 2045 (put 2024)[2]	1,500	1,515
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-D-1, 1.233% 2045 (put 2017)[2]	4,000	4,009
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.70% 2024	600	646
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.80% 2025	650	696
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.90% 2026	625	669
Cerritos Public Fin. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series A, AMBAC insured, 6.50% 2023	955	1,171
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	2,500	2,644
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Agcy.), Series A, AMBAC insured, 5.00% 2022	2,000	2,111
Palomar Pomerado Health, Certs. of Part., 6.00% 2030	2,500	2,781
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,568
Certs. of Part., Palomar Pomerado Health, 6.75% 2039 (preref. 2019)	1,500	1,746
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	225	273
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	345	410
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	945	1,076
American High-Income Municipal Bond Fund — Page 3 of 57

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	$1,100	$1,224
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 5.00% 2037	500	508
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,140	1,149
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2029	615	670
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2030	640	692
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 5.00% 2036	1,510	1,738
Duarte Unified School Dist., Capital Appreciation Bonds, 2010 Election, Series 2011-A, BAM insured, 0% 2036	5,520	2,726
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,217
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	4,000	4,209
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,390
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2034	10,000	5,390
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	1,000	519
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042	5,000	1,739
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0%/6.85% 2042[1]	1,250	1,064
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,518
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	4,000	4,747
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	4,190
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2040	5,000	5,793
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	3,500	3,470
Grossmont Union High School Dist., G.O. Bonds (San Diego County), 2004 Election, 0% 2032	5,000	3,021
Hawthorne School Dist., Capital Appreciation Bonds, 2004 Election, Series 2008-C, Assured Guaranty insured, 0% 2038	6,750	2,961
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	271
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	500	584
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	617
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	660
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	397
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), 5.00% 2036	1,000	1,092
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2032	350	401
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2033	590	672
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2034	615	699
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2035	375	425
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2024	310	356
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2025	550	627
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2026	350	397
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,265	1,528
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2031	2,920	3,375
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	9,625	10,972
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	1,143
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,000	1,197
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,386
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	885	1,004
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	500	558
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 0% 2034	1,250	694
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	4,900	6,832
American High-Income Municipal Bond Fund — Page 4 of 57

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Mendocino-Lake Community College Dist., G.O. Bonds (Mendocino and Lake Counties), 2006 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2051	$3,000	$770
Moorpark Unified School Dist., G.O. Bonds (Ventura County), 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	4,500	2,218
Community Redev. Agcy. of the City of Moreno Valley, Tax Allocation Bonds, Series 2007-A, AMBAC insured, 5.00% 2038	2,000	2,058
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,320	1,377
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,365
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020	1,500	1,621
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021	1,500	1,617
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	585	589
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037 (preref. 2017)	415	420
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.00% 2028[3]	845	882
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2038[3]	750	781
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048[3]	1,000	1,039
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	750	849
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	1,745	1,963
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 2035[3]	2,035	2,197
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[3]	5,600	6,106
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,393
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,132
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029 (preref. 2019)	1,420	1,710
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039 (preref. 2019)	2,000	2,438
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040	1,000	1,155
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)[3]	7,500	9,695
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2026	1,065	1,271
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,906
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	531
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,500	1,590
Municipal Fin. Auth., Rev. Ref. Bonds (NorthBay Healthcare Group), Series 2016-A, 5.00% 2026	1,000	1,207
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	1,965	2,060
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	1,969
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	2,000	2,022
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,261
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2025	2,000	2,387
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	2,000	2,375
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	1,820	1,850
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2036	500	563
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2007-A, National insured, 0% 2026	3,300	2,511
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2029	9,320	6,178
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2030	9,000	5,712
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2031	2,500	1,526
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2032	2,675	3,058
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,597
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	2,725	3,058
American High-Income Municipal Bond Fund — Page 5 of 57

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 0.90% 2023 (put 2016)[2,3]	$7,500	$7,500
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[3]	9,000	9,934
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0% 2032	1,925	1,153
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0% 2034	1,000	550
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0% 2035	3,500	1,844
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	620	719
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2032	805	924
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.25% 2029	2,285	2,389
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,350	1,571
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,384
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,500	1,703
Public Works Board, Lease Rev. Bonds (Regents of the University of California), Series 2008-A, 5.00% 2033 (preref. 2018)	50	53
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029 (preref. 2019)	6,000	6,917
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034 (preref. 2019)	1,500	1,724
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Various California State University Projects), Series 2011-B, 5.00% 2031 (preref. 2021)	5	6
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2016, 4.00% 2037	500	520
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	3,120	3,541
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2035	425	479
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2026	500	598
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2027	230	272
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2029	1,000	1,167
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2030	455	527
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2031	595	686
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2033	500	572
Sacramento County, Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County, Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 1.114% 2034[2]	5,000	4,635
Sacremento County, Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2029	1,000	687
Sacremento County, Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2030	1,000	657
Sacremento County, Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2031	1,000	628
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	3,000	3,304
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	13,040	15,811
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2027	360	433
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2028	800	956
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2029	250	297
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2030	250	294
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,856
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	3,000	3,331
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2009-C, 6.50% 2039	1,450	1,666
American High-Income Municipal Bond Fund — Page 6 of 57

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041 (preref. 2021)	$1,775	$2,194
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.625% 2039	2,500	2,882
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041 (preref. 2021)	2,000	2,492
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2034	700	833
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2031	665	802
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2029	1,300	1,464
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2031	1,140	1,273
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2033	250	277
Successor Agcy. to the Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Ref. Bonds, Series 2014, 5.00% 2044	1,000	1,112
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,200	2,519
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	4,000	4,665
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.25% 2034	1,750	2,079
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022	1,600	1,793
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,000	1,121
San Mateo County, Community College Dist. (County, of San Mateo), Election of 2005 G.O. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	2,797
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,782
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	969
Santa Ana Unified School Dist., G.O. Bonds (Orange County), 2008 Election, Series 2009-B, Assured Guaranty insured, 0% 2034	10,000	5,618
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	6,070	4,411
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	6,000	4,003
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.75% 2040	3,000	3,547
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.10% 2030	925	1,036
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2026	1,090	1,324
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2032	1,510	1,754
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2035	1,725	1,984
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2036	1,780	2,048
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	6,000	7,217
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.00% 2026[3]	1,260	1,293
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.50% 2031[3]	500	512
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 5.00% 2046[3]	2,305	2,383
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2016-A, 5.00% 2046[3]	1,600	1,664
American High-Income Municipal Bond Fund — Page 7 of 57

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[3]	$7,100	$7,565
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[3]	1,250	1,332
Seal Beach Community Facs. Dist., NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.00% 2027	100	101
Seal Beach Community Facs. Dist., NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.00% 2028	120	120
Seal Beach Community Facs. Dist., NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.125% 2030	175	174
Seal Beach Community Facs. Dist., NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.125% 2031	460	453
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	120
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	3,049
State Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2024 (preref. 2023)	20	25
State Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2029 (preref. 2023)	5	6
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	30	30
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	700	701
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	1,350	1,351
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	1,000	1,138
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	3,098
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-B, 3.50% 2018	800	811
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.75% 2030	3,265	3,242
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[3]	5,500	5,557
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037 (preref. 2017)	1,000	1,051
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027 (preref. 2017)	3,000	3,148
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,560	1,676
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	5,000	5,543
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2046[3]	1,000	1,107
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,754
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,086
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,000	1,095
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,000	2,234
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	2,500	2,812
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	960	988
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	1,675	1,724
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.00% 2029[3]	1,500	1,715
American High-Income Municipal Bond Fund — Page 8 of 57

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[3]	$4,500	$5,138
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040 (preref. 2018)	1,000	1,080
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	2,000	2,276
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,000	1,138
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2016, 5.00% 2040	1,150	1,319
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,641
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2031	360	360
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2034	555	555
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2037	120	120
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,235	1,329
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	2,000	1,989
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	1,185	1,163
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029 (preref. 2019)	1,000	1,101
Twin Rivers Unified School Dist. (County of Sacramento and County of Placer), G.O. Rev. Ref. Bonds (Grant), Series 2016-A, Assured Guaranty Municipal insured, 0% 2036	10,000	4,489
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,507
Walnut Valley Unified School Dist., Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 2036	5,655	2,837
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	140	141
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,950	2,468
		484,604
Colorado 3.85%
City of Aurora, Arapahoe County, Forest Trace Metropolitan Dist. No. 3, G.O. Bonds (Limited Tax Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	2,920	2,970
City of Aurora, Arapahoe County, Forest Trace Metropolitan Dist. No. 3, G.O. Limited Tax Bonds, Series 2016-B, 7.25% 2046	683	669
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2016-A, 6.75% 2038	720	736
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 5.75% 2046	4,450	4,532
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 6.00% 2050	3,700	3,767
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, G.O. Limited Tax and Rev. Bonds, Series 2016, 4.375% 2031	900	875
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, G.O. Limited Tax and Rev. Bonds, Series 2016, 5.00% 2046	3,000	3,016
Midcities Metropolitan Dist. No. 2 (In the City and County of Broomfield), Special Rev. Ref. Bonds, Series 2016-B, 7.75% 2046	1,445	1,417
Promenade at Castle Rock Metropolitan Dist. No. 1, G. O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.125% 2025	1,000	1,041
Promenade at Castle Rock Metropolitan Dist. No. 1, G. O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.75% 2039	10,300	10,741
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, 5.00% 2030	1,035	1,099
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, 5.00% 2036	810	839
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, 5.00% 2046	2,100	2,153
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, 5.00% 2043	1,250	1,324
American High-Income Municipal Bond Fund — Page 9 of 57

unaudited
Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	$1,315	$1,519
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 6.00% 2038	1,250	1,480
International Center Metropolitan Dist. No. 3 (City of Aurora), G.O. Rev. Ref. and Improvement Bonds (Limited Tax Convertible to Unlimited Tax), Series 2016, 4.625% 2031	635	635
International Center Metropolitan Dist. No. 3 (City of Aurora), G.O. Rev. Ref. and Improvement Bonds (Limited Tax Convertible to Unlimited Tax), Series 2016, 5.00% 2046	3,140	3,164
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.60% 2034	5,610	5,684
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.25% 2030	500	527
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.75% 2045	1,450	1,532
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[2]	2,000	1,932
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,167
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	16,000	16,455
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	3,003
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,500	2,825
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2040	1,000	1,124
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2014-A, 5.00% 2039	500	552
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.551% 2033[2]	4,740	4,431
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,355
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2000-B, National insured, 0% 2031	1,325	821
E-470 Public Highway Auth., Rev. Bonds, Series 2010, 0% 2040	2,375	974
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2037	5,065	2,002
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	1,000	1,065
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	1,000	1,062
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2007-A, 5.90% 2037	1,525	1,522
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	13,100
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	500	564
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	8,000	8,661
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	2,000	2,308
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030	2,000	2,264
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	100	112
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,625
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	750	828
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	1,000	1,175
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[4]	2,500	2,010
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[4]	5,500	4,421
American High-Income Municipal Bond Fund — Page 10 of 57

unaudited
Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030 (preref. 2020)	$350	$416
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040 (preref. 2020)	975	1,167
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040 (preref. 2021)	1,250	1,533
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2026	750	865
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2031	1,250	1,403
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2037	2,000	2,207
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	2,000	2,196
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	611
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,158
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,719
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,804
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2020[3]	1,500	1,628
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 4.00% 2025	500	498
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 4.375% 2033	750	736
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 5.00% 2045	1,000	1,011
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-B, 7.25% 2045	500	485
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, 5.00% 2035	1,000	1,035
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, 5.00% 2046	750	764
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,200	1,430
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,500	4,158
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,250	1,408
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County), Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	4,200	4,199
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,594
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,938
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,844
Solaris Metropolitan Dist. No. 3 (In the Town of Vail), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,335	1,394
Solaris Metropolitan Dist. No. 3 (In the Town of Vail), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2046	2,880	2,981
Solaris Metropolitan Dist. No. 3 (In the Town of Vail), Limited Tax G.O. Rev. Ref. Bonds, Series 2016-B, 7.00% 2046	1,000	991
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 5.25% 2034	430	444
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2007, 5.20% 2036	3,225	3,220
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	505	540
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	2,070	2,216
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006, 5.75% 2036	1,148	1,146
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2029	25	25
American High-Income Municipal Bond Fund — Page 11 of 57

unaudited
Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2036	$1,980	$1,977
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Rev. Ref. Bonds, Series 2006-B, 0% 2040[1]	2,220	1,635
		200,454
Connecticut 0.85%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,155	1,218
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	6,600	6,911
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 2046[3]	1,000	1,090
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 2053[3]	1,440	1,554
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-B-2, 2.875% 2020[3]	1,400	1,400
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2011-A, 5.00% 2032	250	276
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	1,330	1,412
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	2,500	2,499
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2016-A, 5.50% 2026[3]	7,500	7,413
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, 7.00% 2045[3]	7,000	7,367
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[3]	7,940	8,256
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-C, 6.25% 2030[3]	4,500	4,666
		44,062
Delaware 0.00%
Housing Auth., Single Family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	235	243
District of Columbia 0.81%
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	190	193
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	5,000	5,895
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev., Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2040	15,275	5,971
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	3,395	3,878
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	1,545	1,751
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	4,170	4,709
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	1,175	1,331
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	145,000	18,553
		42,281
Florida 6.04%
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	622
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,478
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,856
Alachua County, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, 1.321% 2037[2]	415	368
American High-Income Municipal Bond Fund — Page 12 of 57

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Alachua County, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030 (preref. 2018)	$900	$1,009
Alachua County, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	3,700	4,181
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2022	100	115
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	1,000	1,137
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,854
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	850
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,669
Broward County, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043	2,000	2,268
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	2,000	2,309
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2035	2,000	2,301
City of Cape Coral, Health Facs. Auth., Senior Housing Rev. Bonds (Gulf Care, Inc. Project), 6.00% 2045[3]	7,000	7,693
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	1,370	1,371
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2024[3]	1,000	1,153
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2030[3]	7,000	7,801
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 5.50% 2028	1,435	1,595
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,544
Escambia County, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	5,250	5,935
Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 0.85% 2034 (put 2016)[2]	1,250	1,250
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2024 (put 2014)[4]	10,260	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	40,185	8,223
Greater Orlando Aviation Auth. (City of Orlando), Airport Facs. Rev. Bonds, Series 2016-A, AMT, 5.00% 2046	2,000	2,304
Greater Orlando Aviation Auth. (City of Orlando), Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 2027	1,000	1,230
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,204
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2030	2,750	3,254
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,440	3,456
Highlands County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2018 (preref. 2016)	100	100
Highlands County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	930	932
Highlands County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	70	70
City of Tampa, Hospital Rev. Ref. Bonds (H. Lee Moffitt Cancer Center Project), Series 2016-B, 5.00% 2037	1,750	1,975
Hillsborough County, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2044	1,000	1,119
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project), Series 2007-A, 6.25% 2027[3]	4,565	4,650
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	2,002
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	825	825
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), 4.875% 2035	500	522
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	2,695	2,720
American High-Income Municipal Bond Fund — Page 13 of 57

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 6.77% 2020	$1,980	$2,056
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2015, 4.875% 2045	2,160	2,235
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	2,061
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,363
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	3,000	3,005
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	4,335	4,342
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	3,036
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	3,061
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,645
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 2024[4]	4,255	892
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,385	3,316
Marshall Creek Community Dev. Dist., Special Assessment Bonds, 6.32% 2045	220	221
Martin County, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), 5.00% 2045	500	555
Martin County, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	8,445	9,465
Martin County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Martin Memorial Medical Center), Series 2012-B, 3.74% 2023	250	266
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	1,035	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036[1]	160	157
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038[1]	290	285
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020[1]	280	283
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,735	1,847
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	835	897
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2037	1,490	1,586
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,163
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,750	2,077
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2023	2,250	2,653
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	1,500	1,699
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,333
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	5,000	5,719
Miami-Dade County, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,222
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,225	1,484
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,140	1,366
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	1,910	2,243
American High-Income Municipal Bond Fund — Page 14 of 57

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	$1,500	$1,752
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	2,000	2,287
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,132
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,000	1,135
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,500	2,891
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2040	1,935	2,176
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2035	1,500	1,702
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2040	3,000	3,381
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2045	3,900	4,373
Orange County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	1,240	1,466
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	1,965	2,316
Orange County, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (VITAG Florida LLC Project), Series 2014, AMT, 8.00% 2036[3]	2,500	2,609
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	1,085	1,087
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033 (preref. 2020)	1,500	1,758
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,050	12,927
Palm Beach County, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2028	1,875	2,228
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2006, 5.70% 2037	3,210	3,003
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,410	2,411
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2020 (put 2010)[4]	920	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2021 (put 2011)[4]	1,385	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	360	360
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	3,240	1,441
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	2,250	2,526
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	1,000	1,118
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2034	1,000	1,088
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2036	2,000	2,167
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund - Intermodal Program), Series 2011-B, AMT, 5.375% 2029	1,000	1,163
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2023 (put 2013)[4]	1,165	815
St. Johns County, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	340	342
St. Johns County, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,800	4,839
St. Johns County, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040	3,625	4,064
St. Johns County, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 6.00% 2045	1,600	1,803
Seminole Tribe of Florida, Series A, 5.25% 2027[3]	7,000	7,211
Seminole Tribe of Florida, Series A, 5.50% 2024[3]	3,900	4,032
Seminole Tribe of Florida, Series A, 5.75% 2022[3]	1,175	1,217
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2023[4]	2,035	1,424
American High-Income Municipal Bond Fund — Page 15 of 57

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	$1,350	$1,515
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	1,250	1,416
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	11,200	12,567
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2045	3,945	4,456
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,120	1,120
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,130	5,142
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	1,000	1,142
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2030	1,500	1,751
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2031	1,520	1,763
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,515	1,515
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036[4]	5,940	3,562
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	2,000	1,982
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	2,000	1,980
		314,633
Georgia 1.88%
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,890	1,890
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2036	140	137
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031	5,000	5,558
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	3,500	4,441
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	2,000	2,130
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,100	3,186
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	6,054
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	9,615	10,953
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	7,315	8,240
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029	1,850	2,072
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	3,595	3,542
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029	710	823
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.625% 2039	1,350	1,575
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2018	1,025	1,028
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2037	2,500	2,492
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,000	2,198
American High-Income Municipal Bond Fund — Page 16 of 57

unaudited
Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	$5,415	$5,860
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	1,085	1,174
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	3,500	3,832
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2016-B-2, AMT, 3.50% 2039	3,000	3,190
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,197
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,232
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	5,250	5,282
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,525	1,531
Municipal Electric Auth., Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015-A, 5.00% 2060	3,190	3,670
Municipal Electric Auth., Series 2015-A, 5.50% 2060	2,000	2,390
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,000	1,163
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	4,000	4,494
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 2024[3]	2,115	1,389
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 2034[3]	3,495	1,184
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-B, 0%/7.00% 2049[1,3]	6,755	4,181
		98,088
Guam 0.35%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	1,500	1,795
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	2,500	3,002
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	500	546
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,177
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,197
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2030	2,000	2,316
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.25% 2025	2,000	2,191
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	500	542
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	3,750	4,264
		18,030
Hawaii 0.16%
Airports System Rev. Bonds, Series 2015-B, AMT, 5.00% 2045	1,000	1,139
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029	970	1,160
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044	3,250	3,890
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.75% 2040	1,000	1,118
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	1,000	1,173
		8,480
Idaho 0.35%
Health Facs. Auth., Rev. Ref. Bonds (Madison Memorial Hospital Project), Series 2016, 5.00% 2024	1,640	1,893
Health Facs. Auth., Rev. Ref. Bonds (Madison Memorial Hospital Project), Series 2016, 5.00% 2037	1,000	1,126
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.00% 2044	7,230	8,060
American High-Income Municipal Bond Fund — Page 17 of 57

unaudited
Bonds, notes & other debt instruments Idaho (continued)	Principal amount (000)	Value (000)
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.125% 2049	$4,520	$5,045
Nez Perce County, Pollution Control Rev. Ref. Bonds (Potlatch Corp. Project), Series 2016, 2.75% 2024[3]	2,000	1,967
		18,091
Illinois 11.16%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027[1]	6,000	5,988
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-A, 4.44% 2032 (put 2017)[2]	2,500	2,498
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-G, 4.44% 2032 (put 2017)[2]	2,500	2,498
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2013-A-3, 1.27% 2036 (put 2018)[2]	7,000	6,560
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,525	1,438
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	4,650	4,777
City of Chicago, Board of Education, Unlimited Tax G.O. Project Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	2,500	2,302
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2010-F, 5.00% 2018	1,000	970
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2030	5,000	5,706
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	9,500	10,795
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,654
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	3,000	3,378
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,452
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	1,810	2,170
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,750	2,084
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2029	2,500	2,942
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2031	855	994
City of Chicago, G.O. Bonds, Project and Ref. Series 2005-D, 5.50% 2040	1,000	1,048
City of Chicago, G.O. Bonds, Ref. Series 2016-C, 5.00% 2035	1,290	1,312
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,400	3,574
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	2,340	2,379
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	1,000	1,192
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	1,680	2,001
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,166
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	4,945
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	3,000	3,463
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	3,500	3,967
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,888
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2030	1,600	1,838
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2032	5,745	6,523
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2033	1,220	1,379
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	3,000	3,378
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2031	1,285	1,467
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	145	129
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	620	550
American High-Income Municipal Bond Fund — Page 18 of 57

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	$1,000	$1,151
City of Chicago, Wastewater Transmission, Rev. Project Bonds, Series 2014, 5.00% 2020	460	504
City of Chicago, Wastewater Transmission, Rev. Project Bonds, Series 2014, 5.00% 2024	1,000	1,161
City of Chicago, Water Rev. Bonds, Project Series 2014, 5.00% 2022	250	289
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,178
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	1,000	1,172
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	700	816
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,500	2,919
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,357
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,081
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2031	1,000	1,157
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2042	1,700	1,862
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2044	500	556
Community College Dist. No. 508, County of Cook (City Colleges of Chicago), Unlimited Tax G. O. Bonds, Series 2013, 5.25% 2043	3,000	3,345
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,000	1,148
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	7,550	10,095
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	4,900	4,899
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,750	1,754
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,000	1,002
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2036	4,000	4,004
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2038	400	458
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	1,000	1,135
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,155
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	6,405	6,688
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	2,405	2,554
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2012-C, 5.00% 2020	230	260
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2045	3,500	3,963
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2034	3,600	4,117
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	2,000	2,268
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	6,000	6,756
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,114
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	5,410	5,661
Fin. Auth., Rev. Bonds (Plymouth Place Inc.), 5.00% 2037	1,250	1,339
Fin. Auth., Rev. Bonds (Plymouth Place Inc.), 5.25% 2045	1,155	1,253
Fin. Auth., Rev. Bonds (Plymouth Place Inc.), 5.25% 2050	3,410	3,591
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,060	1,290
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,223
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,217
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,696
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,000	3,588
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,785
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,000	1,184
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, 1.719% 2036 (put 2021)[2]	800	803
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2027	875	1,015
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,738
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044 (preref. 2019)	2,110	2,459
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	1,500	1,697
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	5,500	6,121
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	2,100	2,363
American High-Income Municipal Bond Fund — Page 19 of 57

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2031	$1,875	$2,097
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2036	1,000	1,095
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,687
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	4,025	4,078
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,030
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	1,009
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	6,784
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System Obligated Group), Series 2010-A, 6.00% 2039	3,215	3,658
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System Obligated Group), Series 2010-A, 6.00% 2039 (preref. 2020)	5,765	6,741
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033 (preref. 2017)	1,500	1,577
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037 (preref. 2017)	1,000	1,051
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,282
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,271
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	12,825	15,184
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	125	147
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	2,280	2,667
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,502
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037 (preref 2017)	2,000	2,070
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	9,078
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	3,000	3,360
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	700	733
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	1,000	1,141
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043	6,765	7,724
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,510	13,463
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-A, 5.25% 2034	2,935	2,963
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.00% 2025	5,000	5,010
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	2,875	2,881
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,294
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,730
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	2,465	2,622
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,500	11,945
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), 5.125% 2020	1,585	1,697
G.O. Bonds, Series 2012-A, 5.00% 2028	2,000	2,108
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,242
G.O. Bonds, Series 2013, 5.50% 2033	3,000	3,298
G.O. Bonds, Series 2014, 5.00% 2026	2,000	2,213
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,198
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,192
G.O. Bonds, Series 2014, 5.00% 2039	4,625	4,792
G.O. Bonds, Series 2016, 4.00% 2032	7,000	6,779
G.O. Bonds, Series 2016, 5.00% 2028	3,000	3,266
G.O. Bonds, Series 2016, 5.50% 2027	2,000	2,235
G.O. Bonds, Series of July 2013, 5.50% 2038	1,000	1,094
G.O. Bonds, Series of March 2012, 5.00% 2037	1,980	2,040
American High-Income Municipal Bond Fund — Page 20 of 57

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series of May 2014, 5.00% 2039	$2,600	$2,697
G.O. Ref. Bonds, 5.00% 2030	3,000	3,216
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	411
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	7,250	8,014
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	5,000	5,483
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	2,000	2,005
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	500	500
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	5,475	5,797
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	4,775	5,090
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.80% 2032	1,000	1,002
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2029	9,000	10,207
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2032	5,000	5,577
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2034	1,265	1,399
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2036	3,820	4,205
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2041	2,000	2,184
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2025	3,000	3,562
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	1,150	1,374
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,602	1,598
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	285
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040[4]	5,000	750
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2033	10,000	4,734
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2034	23,000	10,654
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 0% 2051	7,055	1,428
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2002-A, National insured, 0% 2031	4,500	2,339
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,000	5,229
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-E, Assured Guaranty Municipal insured, 0% 2027	3,500	2,301
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	548
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,304
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	5,000	5,483
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	733	734
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,173
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2022	750	824
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2027	2,205	2,355
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	2,945	3,090
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043	1,570	2,076
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,020	14,894
American High-Income Municipal Bond Fund — Page 21 of 57

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	$1,000	$1,130
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	6,000	6,852
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2031	2,000	2,277
City of Springfield, Electric Rev. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	1,000	1,143
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	5,000	5,761
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	6,550	7,606
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	5,000	5,273
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 3.125% 2027	1,130	1,149
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 4.00% 2036	1,250	1,281
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 5.00% 2034	5,000	5,765
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 4.00% 2036	4,830	4,924
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 5.00% 2032	4,343	5,030
		581,087
Indiana 1.54%
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	9,000	10,043
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,712
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,438
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	3,800	4,028
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	4,750	4,967
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,000	7,720
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	3,410	3,785
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2036	3,730	4,242
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,705	4,356
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2019	760	805
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,079
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	2,500	2,635
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2037	485	491
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	750	863
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	4,450	4,681
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[4]	3,500	21
Indianapolis Local Public Improvement, Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 2030	1,115	1,329
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.60% 2016	1,000	1,000
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	1,000	1,094
Knox County, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2023	1,000	1,116
Knox County, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2025	1,570	1,731
American High-Income Municipal Bond Fund — Page 22 of 57

unaudited
Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
City of Valparaiso, Exempt Facs. Rev Bonds (Pratt Paper, LLC Project), Series 2013, AMT, 7.00% 2044	$3,080	$3,831
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), 5.50% 2027 (preref. 2017)[3]	800	832
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037 (preref. 2017)	5,000	5,205
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042 (preref. 2017)	1,000	1,042
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), AMT, 5.00% 2045 (put 2022)	3,000	3,511
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	3,000	3,519
		80,076
Iowa 0.61%
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project), Series 2007-A, 6.75% 2037 (preref. 2017)	2,500	2,654
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project), Series 2007-A, 6.75% 2042 (preref. 2017)	5,000	5,307
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	5,015	5,158
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	7,000	7,323
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	2,000	2,029
Iowa Higher Education, Loan Auth. Rev. Ref. Bonds (Wartburg College), 5.00% 2032	6,455	6,852
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.50% 2042	615	615
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.625% 2046	2,105	2,082
		32,020
Kansas 0.35%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	2,127
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	273
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	817
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.125% 2017	1,200	1,219
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	5,250	5,290
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 5.125% 2028	2,562	2,571
City of Wichita, Health Care Facs. Rev. Bonds (Kansas Masonic Home), Series 2016-II-A, 5.00% 2031	400	408
City of Wichita, Health Care Facs. Rev. Bonds (Kansas Masonic Home), Series 2016-II-A, 5.25% 2036	500	513
City of Wichita, Health Care Facs. Rev. Bonds (Kansas Masonic Home), Series 2016-II-A, 5.375% 2046	1,850	1,889
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 4.00% 2028	925	929
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 5.00% 2034	2,125	2,186
		18,222
Kentucky 1.02%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2036	1,000	1,027
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2028	1,260	1,464
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2040	2,400	2,675
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.50% 2035	1,750	1,847
American High-Income Municipal Bond Fund — Page 23 of 57

unaudited
Bonds, notes & other debt instruments Kentucky (continued)	Principal amount (000)	Value (000)
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.75% 2045	$5,765	$6,115
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.75% 2050	2,650	2,789
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	2,000	2,136
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.625% 2027	1,000	1,071
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	2,500	2,635
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,062
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,120
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 0.85% 2031 (put 2016)[2]	3,400	3,400
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 0.65% 2031 (put 2016)[2]	2,500	2,500
Louisville/Jefferson County, Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	2,300	2,768
Louisville/Jefferson County, Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2032	2,250	2,658
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	1,100	1,350
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,500	1,803
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	2,560	3,052
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,751
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	1,885	2,185
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	5,500	6,472
		52,880
Louisiana 1.84%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2031	2,160	2,489
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	2,018
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	10,000	11,261
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,000	6,164
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center), Series 2011-A, 6.00% 2039 (preref. 2021)	2,365	2,822
Juban Crossing, Econ. Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-B, 7.00% 2044[3]	2,000	2,123
Juban Crossing, Econ. Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-C, 7.00% 2044[3]	4,600	4,883
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	9,984
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	3,125	3,592
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,500	6,375
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,850	4,462
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	500	568
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	9,180	10,381
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2047	2,500	2,839
American High-Income Municipal Bond Fund — Page 24 of 57

unaudited
Bonds, notes & other debt instruments Louisiana (continued)	Principal amount (000)	Value (000)
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	$2,175	$2,215
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038 (preref. 2017)	825	845
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	360	367
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043 (preref. 2017)	140	144
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,236
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-A, 3.375% 2028	250	256
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-B, 3.50% 2030	500	512
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Assured Guaranty Municipal insured, 5.00% 2042	1,500	1,695
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Assured Guaranty Municipal insured, 5.25% 2051	1,000	1,142
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	900	1,051
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033	1,635	1,901
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	6,021
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	2,170	2,200
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.00% 2024	625	690
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.25% 2037	1,750	1,845
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	2,500	2,553
		95,634
Maine 0.35%
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	4,000	4,484
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	3,375	3,779
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	1,500	1,697
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2041	1,750	1,934
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	2,420	2,549
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,090	1,263
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,144
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2035	1,000	1,141
		17,991
Maryland 0.96%
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2037	2,100	2,387
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 3.00% 2020[3]	830	836
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	1,070	1,127
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-D, AMT, 4.00% 2036	4,015	4,265
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	511
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038 (preref. 2018)	1,000	1,078
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043 (preref. 2018)	950	1,025
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2025[3]	2,100	2,315
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2029[3]	1,680	1,795
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,107
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,634
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,214
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,504
American High-Income Municipal Bond Fund — Page 25 of 57

unaudited
Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2045	$4,740	$5,354
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2037 (preref. 2017)	5,000	5,143
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2017, 5.00% 2030	425	484
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2017, 5.00% 2031	425	481
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2017, 5.00% 2034	375	419
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2017, 5.00% 2036	325	362
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2017, 5.00% 2042	1,000	1,103
Prince George’s County, Rev. Auth., Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 2046[3]	2,500	2,578
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	8,006	7,993
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	946	949
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	1,000	1,144
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2014, AMT, Assured Guaranty Municipal insured, 3.50% 2028	1,500	1,569
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.50% 2044	1,500	1,657
		50,034
Massachusetts 2.29%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2032	2,000	2,284
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2034	3,000	3,412
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2036	1,000	1,135
Dev. Fin. Agcy., Boston Medical Center Rev. Bonds (Green Bonds), Series 2015-D, 5.00% 2044	1,500	1,659
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042[3]	1,500	1,520
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 2042[3]	9,250	9,364
Dev. Fin. Agcy., Rev. Bonds (Emmanuel College Issue), Series 2016-A, 5.00% 2043	5,830	6,589
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2018	22	22
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	736	770
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	3,873	4,031
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	4,547	4,733
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	12,254	12,754
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	870	826
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	4,159	31
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,138
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2029	1,800	2,122
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2036	5,500	6,271
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,491
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	13,074
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	6,000	7,044
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	21,000	20,404
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	5,000	5,822
Health and Educational Facs. Auth., Rev. Bonds (Umass Memorial Issue), Series 2010-G, 5.00% 2021	140	156
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	2,020
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	1,000	1,097
American High-Income Municipal Bond Fund — Page 26 of 57

unaudited
Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	$1,500	$1,674
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,120
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,525	2,708
Port Auth., Special Facs. Rev. Bonds (Delta Air Lines, Inc. Project), Series 2001-A, AMT, AMBAC-FGIC insured, 5.00% 2027	2,000	2,008
		119,279
Michigan 4.59%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	2,500	2,544
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	5,000	5,095
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	4,850	5,423
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	8,200	9,009
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2025	1,415	1,618
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	1,000	1,139
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	750	843
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2035	750	862
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,257
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,600	2,851
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-1, 5.00% 2044	5,000	5,498
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-6, 5.00% 2033	2,000	2,268
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-4, 5.00% 2034	1,000	1,130
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	500	571
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	2,000	2,266
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	1,500	1,694
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-D-2, 5.00% 2034	1,000	1,133
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2020 (preref. 2017)	1,450	1,487
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2039	1,890	2,184
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.50% 2026	1,250	1,583
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,642
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	1,032
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	1,500	1,711
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	4,540	5,430
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), 5.84% 2020	400	429
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,692
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,975
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	2,000	2,105
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	4,199
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	1,000	1,041
American High-Income Municipal Bond Fund — Page 27 of 57

unaudited
Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
County of Genesee, Water Supply System, Rev. and Rev. Ref. Bonds (Limited Tax G.O.), Series 2016-B, BAM insured, 4.00% 2041	$500	$526
County of Genesee, Water Supply System, Rev. and Rev. Ref. Bonds (Limited Tax G.O.), Series 2016-B, BAM insured, 5.00% 2032	500	580
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	9,200	10,331
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2027 (preref. 2022)	1,000	1,196
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2037	5,000	5,710
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2041	3,250	3,679
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039 (preref. 2019)	6,110	6,969
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	2,000	2,199
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	2,500	2,514
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	2,500	2,651
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	1,001
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.375% 2041	1,270	1,272
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	4,750	5,168
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	2,000	2,269
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	1,250	1,413
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	2,700	2,983
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	35	38
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	605	665
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	360	396
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project), Series 2013, AMT, 8.50% 2030[3]	2,480	2,477
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2013, AMT, 8.50% 2030[3]	7,345	7,336
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	1,950	1,927
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,800	2,058
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	4,050	4,066
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	60,385	60,009
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,579
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,194
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,629
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,516
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2030	3,000	3,490
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2032	1,000	1,151
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2033	2,000	2,290
American High-Income Municipal Bond Fund — Page 28 of 57

unaudited
Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2034	$1,500	$1,711
Wayne County, Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-C, AMT, 5.00% 2044	1,000	1,115
		238,819
Minnesota 0.14%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	805	819
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,645	1,749
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	4,615	4,851
		7,419
Mississippi 0.26%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,150
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2036	1,800	2,036
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2046	2,500	2,789
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	1,500	1,541
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	5,100	5,798
		13,314
Missouri 1.87%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2019	1,885	1,891
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2027	1,270	1,271
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2036	650	639
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-A, 6.00% 2033	4,980	5,396
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017 (escrowed to maturity)	335	338
Health & Educational Facs. Auth., Rev. Ref. Bonds (St Anthony’s Medical Center), Series 2015-B, 5.00% 2045	1,320	1,490
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), 5.00% 2040	1,650	1,791
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), 5.00% 2045	1,300	1,405
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2010, 5.50% 2042	2,000	2,153
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2011, 6.00% 2041	1,000	1,128
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), 5.00% 2035	1,000	1,098
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-B, 4.875% 2038	3,000	3,011
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2030	250	290
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2036	1,100	1,248
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	1,675	1,877
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2035	1,100	1,240
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), 5.125% 2045	4,200	4,383
American High-Income Municipal Bond Fund — Page 29 of 57

unaudited
Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2025	$2,080	$2,270
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,260	1,320
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group), Series 2016-A, 5.00% 2046	4,000	4,140
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,950	8,104
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2014-A, 5.25% 2039	1,250	1,359
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,000	2,233
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	4,000	4,497
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2026	2,500	3,112
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2030	2,000	2,565
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2031	5,000	6,426
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	4,122
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	4,480	5,666
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	1,000	1,274
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	5,490	5,615
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,820
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2025	1,000	1,082
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2030	1,000	1,058
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2035	700	727
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 2045	2,000	2,067
Stoddard County Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-B, 6.00% 2037	4,220	4,516
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	2,858
		97,480
Nebraska 0.12%
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2048	2,350	2,657
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2008, 5.75% 2028 (preref. 2018)	3,500	3,835
		6,492
Nevada 1.20%
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2027	4,000	4,093
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2027	2,415	2,758
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2028	2,000	2,271
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	3,000	3,038
American High-Income Municipal Bond Fund — Page 30 of 57

unaudited
Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2020	$470	$480
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2021	280	284
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2022	395	403
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2023	400	406
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2024	420	429
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2025	430	435
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2020	1,285	1,375
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2021	1,380	1,487
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	2,042
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2018	905	905
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2019	1,145	1,145
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.125% 2025	2,815	2,793
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	900	914
City of Henderson, Public Improvement Trust, Touro College and University System Obligated Group Rev. Bonds, 5.50% 2044	1,645	1,831
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030 (preref. 2019)	7,000	8,241
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,375	1,612
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,465	1,707
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,393
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 2.75% 2021[3]	820	810
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 2025[3]	1,180	1,166
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 4.25% 2024	200	211
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2022	435	478
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2023	385	428
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2024	265	295
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2026	995	1,050
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2028	395	414
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2029	695	726
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2031	140	145
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2026	500	540
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2029	1,650	1,752
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2035	1,625	1,694
American High-Income Municipal Bond Fund — Page 31 of 57

unaudited
Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037 (preref. 2017)	$3,000	$3,079
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,846
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	6,875	6,211
Rural Housing Auth., Single Family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007-B, AMT, 5.70% 2041	220	226
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.50% 2020	620	658
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.75% 2027	700	731
		62,502
New Hampshire 0.21%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	2,445	2,802
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,427
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2032	3,000	3,404
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	3,054
		10,687
New Jersey 4.27%
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	3,081
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2030	1,405	1,597
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	625
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, 5.25% 2039	2,500	2,582
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,250	2,604
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,710
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,132
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,315
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,050	7,467
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	793
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,804
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026 (preref. 2016)	2,435	2,439
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036 (preref. 2016)	500	501
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	3,500	3,875
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	1,475	1,714
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,137
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,196
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,383
American High-Income Municipal Bond Fund — Page 32 of 57

unaudited
Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	$2,500	$2,813
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2040	850	947
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 2.04% 2028[2]	16,000	15,212
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,525	5,047
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	18,500	20,621
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	2,500	2,872
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,947
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	5,106
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2027	3,000	3,582
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2031	2,100	2,452
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2030	1,770	2,073
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2032	1,000	1,161
The Essex County Improvement Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), AMT, 5.25% 2045[3]	6,000	6,208
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,526
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2031	140	168
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2034	1,000	1,178
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041 (preref. 2021)	1,000	1,218
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032 (preref. 2021)	500	602
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037 (preref. 2021)	1,070	1,287
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2043	950	1,092
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	2,000	2,196
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,000	3,324
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2046	1,075	1,219
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	1,700	1,940
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	565
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2036	1,000	1,124
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2041	1,125	1,259
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2024	1,000	1,166
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2027	1,000	1,165
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2028	675	779
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2029	550	630
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030	500	570
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	1,000	1,022
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,208
American High-Income Municipal Bond Fund — Page 33 of 57

unaudited
Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2021	$1,500	$1,690
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,142
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1-A, AMT, 4.00% 2027	4,000	4,263
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 2032	1,375	1,325
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 4.00% 2039	1,250	1,257
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2022	500	570
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2023	1,000	1,155
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2024	1,000	1,162
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2025	1,000	1,169
The Pollution Control Fncg. Auth. Of Salem County, Pollution Control Rev. Bonds (Philadelphia Electric Company Project), Series 1993-A, AMT, 2.50% 2025 (put 2019)	1,000	1,007
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	1,920	2,176
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2029	1,200	1,342
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2025	400	471
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2027	990	1,158
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2033	2,300	2,604
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	14,104
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	29,260	27,562
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Notes, Series 2016-A-1, 5.00% 2028	1,875	2,102
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, AMBAC insured, 0% 2035	13,000	5,822
		222,315
New Mexico 0.38%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	980	986
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	2,315	2,330
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	3,042
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	2,000	2,153
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	4,250	4,509
Hospital Equipment Loan Council, Hospital Improvement and Rev. Ref. Bonds (Gerald Champion Regional Medical Center Project), 5.50% 2042	3,000	3,287
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	250	260
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	150	159
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	1,725	1,825
Mortgage Fin. Auth., Single Family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	280	294
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	1,145	1,194
		20,039
New York 4.22%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2026	500	611
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2030	500	597
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	2,500	2,870
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	600	669
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	576
American High-Income Municipal Bond Fund — Page 34 of 57

unaudited
Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Buffalo and Erie County, Industrial Land Dev. Corp., Rev. Ref. Bonds (Orchard Park CCRC, Inc. Project), 2.00% 2016	$75	$75
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	539
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 3.75% 2020[3]	1,265	1,311
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[3]	450	489
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[3]	1,150	1,296
Build NYC Resources Corp Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), 5.50% 2045[3]	3,300	3,888
County of Chautauqua, Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	500	535
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2048	5,000	1,479
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2054	3,000	692
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	1,600	1,853
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	592
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	287
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,585	1,795
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024 (preref. 2020)	5	6
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	4,000	4,543
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,120	1,197
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2028[3]	1,200	1,348
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2031[3]	500	560
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[3]	500	559
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2033[3]	1,200	1,343
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2034[3]	1,200	1,338
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2035[3]	1,000	1,115
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2010-E, 5.00% 2017	3,465	3,509
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	1,430	1,657
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2050	1,000	1,133
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2044	1,250	1,404
Dutchess County, Local Dev. Corp., Rev. Bonds (Culinary Institute of America Project), Series 2016-A-1, 5.00% 2026	150	185
Dutchess County, Local Dev. Corp., Rev. Bonds (Culinary Institute of America Project), Series 2016-A-1, 5.00% 2029	410	491
Dutchess County, Local Dev. Corp., Rev. Bonds (Culinary Institute of America Project), Series 2016-A-1, 5.00% 2030	180	214
Dutchess County, Local Dev. Corp., Rev. Bonds (Culinary Institute of America Project), Series 2016-A-1, 5.00% 2036	170	197
Dutchess County, Local Dev. Corp., Rev. Bonds (Culinary Institute of America Project), Series 2016-A-1, 5.00% 2041	200	232
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	650	685
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 5.00% 2046	750	862
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	825	1,013
Glen Cove Local Econ. Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation Rev. Bonds, Series 2016-C, 0% 2055[1]	9,285	6,490
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	2,500	2,858
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	3,000	3,508
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[3]	5,500	6,208
American High-Income Municipal Bond Fund — Page 35 of 57

unaudited
Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[3]	$7,500	$8,555
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[3]	3,160	3,662
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[3]	2,625	3,402
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,174
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,940
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 1.019% 2033 (put 2018)[2]	500	501
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	1,000	1,002
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-G-3, 1.053% 2031 (put 2016)[2]	13,500	13,500
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,520
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,020
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	504
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,195
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	865
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,139
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	2,250	2,683
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2011-C, 5.00% 2016 (escrowed to maturity)	1,250	1,250
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2011-E, 5.00% 2016	2,000	2,000
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2037	1,000	1,206
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	300	349
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,625
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	10,784
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-BB, 5.00% 2046	3,500	4,063
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042[3]	2,250	2,286
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	1,200	1,371
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042 (preref. 2022)	1,000	1,205
Onondaga County, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,490	1,705
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	3,083
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	6,382
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	360
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[3]	8,585	8,720
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[3]	535	536
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,000	10,976
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	7,500	8,213
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	4,750	5,081
Transportation Dev. Corp., Special Facs. Bonds (Laguardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2031	4,000	4,217
Transportation Dev. Corp., Special Facs. Bonds (Laguardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2032	2,000	2,082
Transportation Dev. Corp., Special Facs. Bonds (Laguardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2033	4,500	4,673
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,560
American High-Income Municipal Bond Fund — Page 36 of 57

unaudited
Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	$3,700	$4,046
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	2,300	2,552
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2030	1,850	2,306
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2034	1,700	2,074
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	3,000	3,376
		219,552
North Carolina 0.34%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,000	1,356
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	1,250	1,323
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	1,500	1,590
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2020	725	796
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2030	1,900	2,115
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2035	1,000	1,099
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2028	515	620
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2029	500	597
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2030	780	927
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2033	500	585
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2035	1,000	1,160
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038	2,230	2,308
Medical Care Commission, Retirement Facs. First Mortgage, Rev. Ref. Bonds (Southminster), Series 2016, 5.00% 2031	1,250	1,392
Medical Care Commission, Retirement Facs. First Mortgage, Rev. Ref. Bonds (Southminster), Series 2016, 5.00% 2037	1,800	1,972
		17,840
North Dakota 0.17%
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2031 (preref. 2021)	1,200	1,406
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	500	586
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	6,500	6,993
		8,985
American High-Income Municipal Bond Fund — Page 37 of 57

unaudited
Bonds, notes & other debt instruments Ohio 4.66%	Principal amount (000)	Value (000)
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	$1,500	$1,448
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	8,759
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-A, 3.75% 2023 (put 2018)	1,000	934
Akron, Bath, and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), 3.80% 2027 (preref. 2022)	1,925	2,151
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	4,000	4,708
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,227
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	94,365	89,314
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	11,705	11,589
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	5,125	5,887
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	1,000	1,159
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	2,650	3,010
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	1,000	1,013
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031 (preref. 2017)	1,000	1,007
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	3,908
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,264
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,148
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,627
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,128
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,125
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,199
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2029	2,000	2,354
County of Cuyahoga, Health Care Facs. Rev. Bonds (Franciscan Communities, Inc. - Mount Alverna Project), Series 2004-D, 6.50% 2034	1,315	1,336
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	2,275	2,591
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	2,850	3,140
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 2038	3,000	3,288
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	8,295	9,781
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,698
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	2,855	3,192
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2046	560	609
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	3,000	3,258
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046 (preref. 2021)	1,000	1,221
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037 (preref. 2017)	2,000	2,014
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031 (preref. 2017)	1,000	1,008
American High-Income Municipal Bond Fund — Page 38 of 57

unaudited
Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 4.00% 2046	$1,500	$1,547
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	1,138
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029 (preref. 2018)	1,680	1,823
Licking County, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	3,470	3,765
Licking County, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.125% 2042	8,500	9,325
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	2,585	2,792
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	6,000	6,444
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	4,000	4,280
Solid Waste Disposal Rev. Bonds (USG Corp. Project), Series 1997, AMT, 5.60% 2032	950	950
Southeastern Ohio Port Auth., Hospital Facs. Improvement Rev. Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2020	350	384
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	6,655	7,547
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	6,200	7,059
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	908
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	750	795
Treasurer of State, Tax-Exempt Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2053	7,500	8,229
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,575	1,793
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2009-A, 4.375% 2033 (put 2022)	1,000	988
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	2,000	1,821
		242,683
Oklahoma 0.85%
Comanche County, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2025	2,115	2,352
Comanche County, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2027	1,810	1,971
Comanche County, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2029	945	1,018
Fort Sill Apache Ok Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 2026[3]	6,615	7,877
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2008-A, AMT, 6.80% 2038	85	87
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	900	1,074
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2023	800	940
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035	1,000	1,121
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045	2,480	2,757
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,887
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	136
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,453
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	5,000	5,799
		44,472
American High-Income Municipal Bond Fund — Page 39 of 57

unaudited
Bonds, notes & other debt instruments Oregon 0.54%	Principal amount (000)	Value (000)
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	$9,915	$9,933
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2034	1,000	1,161
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2035	1,145	1,325
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	1,500	1,728
City of Forest Grove, Oregon Campus Improvement Rev. Ref. Bonds (Pacific University Project), Series 2015-A, 5.00% 2030	550	643
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2027	200	245
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2028	265	322
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2029	235	283
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2030	200	239
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2031	200	237
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2032	270	319
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 2050	5,080	5,287
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-B, 3.625% 2020	480	481
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2028	4,000	4,459
Yamhill County, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2036	325	352
Yamhill County, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2046	1,000	1,084
		28,098
Pennsylvania 5.73%
Allegheny County, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2007-A-1, 1.247% 2037[2]	6,000	5,516
Beaver County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2006-A, 4.375% 2035 (put 2022)	5,000	4,905
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2030	1,000	1,055
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2035	1,000	1,033
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 2045	1,400	1,450
Crawford County, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2036	1,515	1,532
Crawford County, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2046	3,440	3,455
Crawford County, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2051	3,715	3,680
Delaware County Auth. (Commonwealth of Pennsylvania), Hospital Rev. Bonds (Crozer-Chester Medical Center Obligated Group), 5.00% 2031 (preref. 2016)	575	578
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2030	1,000	1,164
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2032	890	1,027
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2033	1,610	1,852
Dauphin County General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2034	1,245	1,471
Dauphin County, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2036	500	584
American High-Income Municipal Bond Fund — Page 40 of 57

unaudited
Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	$2,420	$2,765
Doylestown Hospital Auth. (Commonwealth of Pennsylvania), Doylestown Hospital Rev. Bonds, Series 2016-A, 5.00% 2046	6,370	7,035
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2027	500	597
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2028	900	1,064
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2029	300	353
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,086
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,961
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2029	730	816
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2034	875	959
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	440	479
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	2,850	3,087
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2025	4,905	5,695
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2030	825	924
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	2,500	2,720
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 0.70% 2045 (put 2016)[2]	1,000	1,000
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	7,000	7,183
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	7,500	8,709
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	9,200	10,355
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	8,250	9,221
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,250	1,385
Econ. Dev. Fncg. Auth., Solid Waste Rev. Ref. Bonds, (Republic Services, Inc. Project), Series 2010-A, AMT, 1.15% 2019 (put 2016)[2]	4,000	4,000
Higher Education Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,400	2,776
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), 5.80% 2030 (preref. 2020)	1,100	1,280
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.75% 2028 (preref. 2018)	2,500	2,699
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 6.00% 2042 (preref. 2018)	1,000	1,084
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043 (preref. 2020)	6,700	7,846
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.875% 2038 (preref. 2018)	11,400	12,333
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,690	5,332
American High-Income Municipal Bond Fund — Page 41 of 57

unaudited
Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	$1,000	$1,095
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	4,260	4,576
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	2,375	2,517
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	7,890	8,303
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2026	570	662
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2031	750	847
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041 (preref. 2021)	1,500	1,822
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,000	1,126
Lehigh County General Purpose Auth., Hospital Rev. Bonds (Saint Luke’s Hospital of Bethlehem Project), Series 2007, 1.34% 2033[2]	515	466
Lycoming County, Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	4,500	5,000
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,614
Montgomery County, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031	520	587
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	4,690	5,223
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	9,125	10,107
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	1,060	1,174
Montgomery County, Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	2,154
Montgomery County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	1,000	1,010
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029	725	838
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	6,750	7,690
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,840
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	3,163
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2030	350	397
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2046	325	359
Northampton County, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 4.00% 2040	1,500	1,536
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,320	13,642
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	6,380	6,452
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	3,885	4,317
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-B, 5.00% 2017	500	510
American High-Income Municipal Bond Fund — Page 42 of 57

unaudited
Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital), Series 2007-B, 5.00% 2017	$500	$507
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2028	4,500	5,181
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2029	6,500	7,425
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2030	2,000	2,271
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2036	1,000	1,108
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2037	1,500	1,666
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2038	1,000	1,107
Public Fin. Auth., Exempt Facs. Ref. Rev. Bonds (National Gypsum Company), Series 2014, AMT, 5.50% 2044	4,500	4,961
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	5,000	5,784
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2019	3,630	3,844
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	3,855	4,167
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2023	4,120	4,671
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	11,270
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 1.04% 2017[2]	1,000	999
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	2,500	2,864
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-2, 1.069% 2018[2]	8,000	7,987
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	4,995	5,017
West Shore Area Auth., Rev. Bonds (Messiah Village Project), Series 2015-A, 5.00% 2035	1,500	1,657
		298,559
Puerto Rico 3.52%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, Assured Guaranty insured, 5.125% 2047	585	601
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.125% 2037	1,540	1,165
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	30,385	22,988
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	100	77
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2023	370	409
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, National insured, 5.00% 2023	480	486
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.50% 2030	80	80
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 2037	2,500	1,686
Electric Power Auth., Power Rev. Bonds, Series 2007-VV, National insured, 5.25% 2024	520	564
Electric Power Auth., Power Rev. Bonds, Series 2007-VV, National insured, 5.25% 2032	4,060	4,458
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 2028	500	338
Electric Power Auth., Power Rev. Bonds, Series XX, 5.25% 2040	2,050	1,396
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	2,000	1,363
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2040	295	201
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	405	276
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 2033	510	510
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.953% 2029[2]	19,260	14,399
Electric Power Auth., Power Rev. Ref. Bonds, Series WW, 5.50% 2038	110	74
Public Improvement Bonds (G.O. Bonds), Series 2001-A, National insured, 5.50% 2020	460	503
Public Improvement Ref. Bonds (G.O. Bonds), Series 2007-A-4, Assured Guaranty Municipal insured, 5.00% 2031	2,680	2,846
Public Improvement Rev. Ref. Bonds (G.O. Bonds), Series 2002-A, National insured, 5.50% 2021	615	682
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	11,085	13,118
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	4,250	4,998
Highway and Transportation Auth., Transportation Rev. Bonds, Series 1998-A, 4.75% 2038	1,247	327
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, Assured Guaranty Municipal insured, 4.95% 2026	545	569
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty insured, 5.50% 2031	1,755	2,089
American High-Income Municipal Bond Fund — Page 43 of 57

unaudited
Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2003-G, 5.00% 2028	$10	$3
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2003-G, 5.00% 2042	4,400	1,155
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2004-J, 4.80% 2024	30	8
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2005-K, 4.50% 2035	30	8
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2005-K, 5.00% 2018	40	11
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2005-K, 5.00% 2025	10	3
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2005-K, 5.00% 2027	335	88
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2007-M, 4.00% 2017	100	26
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2007-M, 4.125% 2019	30	8
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2007-M, 5.00% 2025	50	13
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2007-M, 5.00% 2032	60	16
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2003-H, 5.00% 2023	25	7
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, National insured 5.25% 2035	295	322
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, 5.50% 2021	45	12
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), 5.00% 2036	180	157
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), 5.50% 2031	235	223
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	2,620	2,599
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	875	834
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	1,850	1,731
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	3,450	3,100
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	550
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2018	2,500	2,547
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	1,500	1,536
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	3,485	3,594
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,985	2,059
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,040
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,500	1,469
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), 4.00% 2024	300	227
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 3.00% 2018	355	322
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	737
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	795	580
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	723
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,200	851
American High-Income Municipal Bond Fund — Page 44 of 57

unaudited
Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	$50	$42
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	2,280	1,601
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.375% 2021	100	100
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	1,320	1,411
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	12,025	12,177
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 2028	135	135
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2018	355	367
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC-BHAC insured, 0% 2054	815	127
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	11,760	2,979
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2042	29,640	7,104
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2045	8,660	1,757
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2046	4,350	833
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	2,845	1,426
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 0% 2047	8,000	1,352
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 0% 2054	90,585	9,995
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	7,705	2,063
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	49,000	11,111
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2044	46,595	9,915
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2024	65	28
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2030	10	4
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2017	30	20
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2019	1,510	693
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2020	250	112
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	1,565	692
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,665	2,488
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	4,000	1,746
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	2,395	1,033
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	1,910	819
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2024	50	50
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2025	60	60
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2017	1,000	662
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2018	1,855	948
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2018	385	197
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	2,490	1,142
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	7,130	3,201
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2021	520	231
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	4,010	1,772
		183,155
Rhode Island 1.08%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2030	500	587
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	500	574
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2013-A, 6.00% 2033 (preref. 2023)	1,250	1,604
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	12,407
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	10,350	11,062
American High-Income Municipal Bond Fund — Page 45 of 57

unaudited
Bonds, notes & other debt instruments Rhode Island (continued)	Principal amount (000)	Value (000)
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2029	$1,380	$1,618
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2031	1,000	1,157
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2033	1,500	1,724
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	13,250	13,994
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2028	800	852
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2029	400	425
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,015
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2027	2,500	2,625
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2028	1,000	1,044
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.125% 2027	1,500	1,479
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.25% 2028	1,500	1,479
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.375% 2029	2,815	2,794
		56,440
South Carolina 0.74%
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A-1, 0% 2032	1,675	536
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A-1, 0% 2042	19,060	3,047
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	5,500	5,914
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2036[3]	2,000	2,105
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2041[3]	6,000	6,256
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs., Rev. and Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2007, 5.625% 2042	6,000	5,995
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	6,000	7,082
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,250	2,654
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,500	1,771
Public Service Auth., Rev. Obligations (Santee Cooper), Tax-Exempt Ref. and Improvement Series 2016-B, 5.00% 2056	2,600	2,967
		38,327
South Dakota 0.08%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	800	900
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	1,925	2,025
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,055	1,106
		4,031
Tennessee 0.69%
Chattanooga-Hamilton County, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,315	4,834
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 2035	1,050	1,234
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	3,090	3,302
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	4,000	4,239
County of Knox, Health, Educational and Housing Fac. Board, Rev. Bonds (University Health System, Inc.), Series 2016, 5.00% 2027	2,085	2,468
County of Knox, Health, Educational and Housing Fac. Board, Rev. Bonds (University Health System, Inc.), Series 2016, 5.00% 2028	2,180	2,557
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,769
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,929
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,132
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,126
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,781
American High-Income Municipal Bond Fund — Page 46 of 57

unaudited
Bonds, notes & other debt instruments Tennessee (continued)	Principal amount (000)	Value (000)
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	$1,000	$1,192
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,826
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,535
		35,924
Texas 8.05%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	2,910	2,895
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	315	362
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2051	1,100	1,241
City of Austin, Texas, Airport System Rev. Bonds, Series 2014, AMT, 5.00% 2044	2,750	3,103
Brazoria County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Brazosport Regional Health System), Series 2012, 5.25% 2032	750	865
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	24,675	26,653
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025 (preref. 2020)	3,500	4,001
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	3,000	3,580
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	2,200	2,648
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,295	1,468
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,000	1,126
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2032	4,475	5,184
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2046	1,750	1,979
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,000
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	1,000	1,000
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2027 (preref. 2017)	1,800	1,824
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2037 (preref. 2017)	1,850	1,875
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,000	2,328
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,769
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	5,000	5,712
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	9,000	10,011
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.00% 2034	1,500	1,592
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	1,500	1,606
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	4,500	4,771
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	5,000	5,323
Gregg County, Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 5.00% 2032	925	944
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	6,000	6,330
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,535
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,813
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2037	2,530	2,784
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2048	8,455	9,211
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	275	290
American High-Income Municipal Bond Fund — Page 47 of 57

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	$510	$537
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,240	1,307
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2048	5,350	7,041
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	2,250	2,545
Harris County, Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	1,000	1,100
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2042	1,000	339
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2050	1,500	334
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2053	1,000	1,114
Harrison County, Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 4.00% 2017	155	156
Harrison County, Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028	2,625	2,714
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	150	155
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,109
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,751
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,457
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,395
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	11,335	12,454
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	6,227
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,745	7,562
Board of Managers, Joint Guadalupe County - City of Seguin Hospital, Hospital Mortgage Rev. Ref. and Improvement Bonds, 5.00% 2045	200	211
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2024	1,000	1,190
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2025	1,000	1,200
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2030	3,450	3,915
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2035	700	784
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.375% 2044 (preref. 2019)	1,000	1,145
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	3,069
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	2,000	2,359
Matagorda County, Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	4,054
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	650	649
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-A, AMT, 5.75% 2031[3]	3,500	3,700
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-B, AMT, 5.75% 2031[3]	14,165	14,974
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	2,500	2,563
American High-Income Municipal Bond Fund — Page 48 of 57

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 0.90% 2026 (put 2016)[2]	$2,000	$2,000
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,721
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,937
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,683
MuniMae TE Bond Subsidiary, LLC, Series A-5, AMT, 5.00% 2028[3,5]	6,600	6,768
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2016-A, 5.00% 2036	8,710	8,813
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2016-A, 5.00% 2046	3,960	3,982
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2031	850	954
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046	1,350	1,486
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.375% 2036	500	504
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.50% 2046	800	806
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.50% 2052	1,150	1,148
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-B-2, 3.00% 2021	475	475
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2043	3,700	3,963
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2049	600	639
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 4.00% 2017	265	266
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2035	100	108
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2025	350	414
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	330	386
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	500	564
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	2,575	2,850
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	1,800	1,997
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2035	1,800	1,963
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2047	4,315	4,654
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	500	596
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,486
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2032	8,000	4,737
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 1.30% 2038 (put 2020)[2]	2,600	2,607
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033 (preref. 2018)	4,000	4,229
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038 (preref. 2018)	6,000	6,343
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	560	618
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	2,440	2,704
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,766
American High-Income Municipal Bond Fund — Page 49 of 57

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	$4,500	$5,265
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	2,000	2,322
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,158
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,000	1,151
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2045	1,000	1,114
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2050	1,850	2,047
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2055	3,060	3,358
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2031	1,165	1,244
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 4.00% 2036	500	532
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 5.00% 2028	1,000	1,193
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 7.75% 2044	3,315	3,911
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 8.00% 2049	3,300	3,940
Regional Mobility Auth., Series 2016-A, 5.00% 2036	2,040	2,340
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,320
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,141
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,709
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,875	3,313
City of San Antonio, Airport System Rev. Ref. Bonds, AMT, 5.00% 2045	1,500	1,688
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	3,110	2,633
Board of Managers, Joint Guadalupe County - City of Seguin Hospital, Hospital Mortgage Rev. Ref. and Improvement Bonds, 5.00% 2023	1,000	1,125
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	710	762
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	660	708
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2024	1,610	1,903
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2030	1,650	1,862
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2040	1,350	1,496
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007, 5.25% 2016	110	110
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	1,475	1,628
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-B-2, 3.875% 2020	1,750	1,762
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,045	1,087
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022 (preref. 2017)	810	848
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	560	579
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027 (preref. 2017)	440	461
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	705	812
American High-Income Municipal Bond Fund — Page 50 of 57

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	$2,190	$2,361
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-B, 5.00% 2036	1,500	1,666
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 5.00% 2037	6,000	6,547
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 5.00% 2045	10,625	11,520
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2031	335	374
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036	1,475	1,619
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2048	1,995	2,165
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	590	687
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030 (preref. 2020)	2,410	2,961
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040 (preref. 2020)	3,750	4,626
Turnpike Auth, Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	25,800	18,144
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.375% 2037	1,615	1,642
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds, (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.25% 2027	410	418
		419,352
Vermont 0.08%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2035	1,000	1,170
Educational and Health Buildings Fncg. Agcy., Rev. Green Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2046	1,000	1,146
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 2.358% 2022[2]	1,672	1,689
		4,005
Virgin Islands 0.15%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,573
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	500	491
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032[3]	2,000	1,957
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032[3]	3,000	2,933
		7,954
Virginia 0.91%
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,427
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	2,000	2,180
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[1]	1,500	1,206
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,500	2,755
College Building Auth., Educational Facs. Rev. Ref. Bonds (Marymount University Project), Series 2015-B, 5.25% 2035[3]	400	445
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds (Celebrate Virginia South Project), Series 2006, 6.25% 2037[4]	4,099	2,049
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,250	2,712
American High-Income Municipal Bond Fund — Page 51 of 57

unaudited
Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	$1,000	$1,059
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,174
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2020	365	406
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	459	459
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,377
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026[4]	867	433
Newport News Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[3]	4,500	4,758
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.25% 2024	3,900	4,019
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	955	981
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,408	3,499
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2031	635	702
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2046	2,280	2,458
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	6,940	7,817
Stafford County, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2030	1,300	1,537
Stafford County, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2036	1,000	1,151
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	876	878
		47,482
Washington 1.73%
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 2027	1,000	1,259
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2036	2,620	2,861
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2041	1,920	2,087
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042	1,250	1,484
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	9,500	9,840
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.63% 2035 (put 2021)[2]	8,375	8,334
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 2030[3]	100	106
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2045[3]	1,755	1,880
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2050[3]	2,150	2,288
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-2, 4.875% 2022[3]	3,000	3,005
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-3, 4.375% 2021[3]	700	705
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[3]	7,000	8,317
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[3]	9,090	10,801
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 2036[3]	750	808
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 2046[3]	1,450	1,544
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 2051[3]	2,150	2,281
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	1,965	2,063
American High-Income Municipal Bond Fund — Page 52 of 57

unaudited
Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2030	$2,000	$2,265
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2031	2,000	2,256
Industrial Dev. Corp. of the Port of Seattle, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 2030	6,375	6,854
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2034	1,000	1,145
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2035	1,500	1,716
Skagit County, Public Hospital Dist. No. 1, Hospital Improvement Rev. Ref. Bonds (Skagit Regional Health), Series 2013-A, 5.00% 2037	4,000	4,315
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 4.00% 2025	500	539
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2027	1,000	1,156
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2028	1,000	1,144
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2029	1,000	1,137
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2030	1,500	1,699
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2031	1,500	1,688
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2032	1,500	1,675
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,550	2,597
		89,849
West Virginia 0.19%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	5,138
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.70% 2041 (put 2020)	1,600	1,582
West Virginia University, Board of Governors Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, 1.16% 2041 (put 2019)[2]	3,000	2,995
		9,715
Wisconsin 2.40%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	1,500	1,673
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	2,000	2,263
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 4.00% 2039	500	531
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2039	1,000	1,178
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2034	4,800	5,430
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2035	2,000	2,255
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2042	1,750	1,951
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	7,545	8,394
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2037	185	200
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2045	1,000	1,074
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.25% 2029 (preref. 2019)	1,000	1,175
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2044	1,000	1,141
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039 (preref. 2019)	3,000	3,558
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2033	550	585
American High-Income Municipal Bond Fund — Page 53 of 57

unaudited
Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	$18,330	$19,242
Milwaukee County, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,780	2,109
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), AMT, 5.00% 2022	85	94
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	477
Public Fin. Auth., Education Rev. Bonds (Charter Educational Foundation Project), Series 2016-A, 5.00% 2036[3]	3,500	3,508
Public Fin. Auth., Education Rev. Bonds (Charter Educational Foundation Project), Series 2016-A, 5.00% 2046[3]	8,150	8,065
Public Fin. Auth., Exempt Facs. Ref. Rev. Bonds (National Gypsum Company), Series 2014, AMT, 5.25% 2030	3,000	3,295
Public Fin. Auth., Exempt Facs. Ref. Rev. Bonds (National Gypsum Company), Series 2016, AMT, 4.00% 2035	9,000	9,065
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	522
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,232
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	1,500	1,597
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	3,000	3,184
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034	1,000	1,099
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044	1,800	1,989
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,505
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.00% 2035	1,000	1,104
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.25% 2047	2,000	2,219
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,404
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	15,115	9,868
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2028	8,975	5,566
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2029	12,855	7,587
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2028	3,000	3,625
		124,764
Total bonds, notes & other debt instruments (cost: $4,751,410,000)		5,011,648
Short-term securities 4.90%
State of California, Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-3, 0.30% 11/3/2016	5,000	5,000
State of California, G.O. Bonds, Series 2004-B-1, 0.43% 2034[2]	4,000	4,000
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 2017	14,000	14,217
State of California, Statewide Communities Dev. Auth. (Kaiser Permanente), Rev. Bonds, Series 2002-E, 0.58% 2036[2]	1,000	1,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	50,000	50,407
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-2, 0.86% 11/2/2016	4,000	4,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-2, 0.87% 12/5/2016	4,000	4,000
State of Idaho, Tax Anticipation Notes, Series 2016, 2.00% 6/30/2017	10,000	10,091
State of Iowa, Fin. Auth., Demand Private College Rev. Ref. Bonds (Drake University Project), Series 2008, Wells Fargo Bank LOC, 0.53% 2031[2]	5,000	5,000
State of Kentucky, Louisville and Jefferson County, Metropolitan Sewer Dist., Sewer and Drainage System Bonds, Series 2015, 5.00% 11/22/2016	5,000	5,013
American High-Income Municipal Bond Fund — Page 54 of 57

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.85% 12/21/2016	$4,000	$4,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.86% 12/21/2016	5,000	5,000
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2016-A, 2.00% 4/24/2017	6,000	6,038
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.52% 2030[2]	12,960	12,960
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.52% 2030[2]	3,260	3,260
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.48% 2035[2]	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.50% 2035[2]	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.50% 2035[2]	5,000	5,000
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.50% 2030[2]	3,800	3,800
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.49% 2041[2]	5,000	5,000
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, Bank of America LOC, 0.62% 2032[2]	3,175	3,175
State of New York, Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.52% 2031[2]	5,770	5,770
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	7,500	7,532
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	7,000	7,030
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.52% 2036[2]	5,000	5,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.52% 2045[2]	11,600	11,600
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.52% 2032[2]	3,210	3,210
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.65% 2038[2]	5,000	5,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	15,000	15,136
State of South Carolina, York County, National Rural Utilities Cooperative Fin. Corp., Pollution Control Rev. Commercial Paper, Series 2000, 1.00% 11/1/2016	7,000	7,000
State of South Carolina, York County, National Rural Utilities Cooperative Fin. Corp., Pollution Control Rev. Commercial Paper, Series 2000-B, 1.00% 11/1/2016	3,000	3,000
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.59% 2034[2]	5,000	5,000
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project), AMT, Goldman Sachs LOC, 0.47% 2018[2]	3,100	3,100
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project), Series 2001-A, AMT, Bank of America LOC, 0.47% 2021[2]	400	400
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2003, AMT, 0.35% 2025[2]	200	200
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.90% 1/12/2017	5,000	5,000
State of Texas, State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2001, Subseries 2001A, 0.47% 2029[2]	5,000	5,000
Total short-term securities (cost: $254,980,000)		254,939
Total investment securities 101.16% (cost: $5,006,390,000)		5,266,587
Other assets less liabilities (1.16%)		(60,404)
Net assets 100.00%		$5,206,183

American High-Income Municipal Bond Fund — Page 55 of 57

unaudited
[1]	Step bond; coupon rate will increase at a later date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $372,617,000, which represented 7.16% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American High-Income Municipal Bond Fund — Page 56 of 57

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2016, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$316,219
Gross unrealized depreciation on investment securities	(47,287)
Net unrealized appreciation on investment securities	268,932
Cost of investment securities	4,997,655

Key to abbreviations
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper
Facs. = Facilities
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-040-1216O-S54112	American High-Income Municipal Bond Fund — Page 57 of 57

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: December 27, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 27, 2016